Convertible Debt (Details Narrative) - Successor [Member] - USD ($)		1 Months Ended		12 Months Ended	13 Months Ended
	Dec. 09, 2024	May 22, 2025	Sep. 30, 2024	Dec. 31, 2024	May 22, 2025	Jun. 30, 2024	May 22, 2024	Dec. 31, 2023
Principal amount				$ 3,885,000				$ 3,885,000
Convertible debt			$ 3,692,000	4,512,000		$ 2,575,000
Convertible Debt [Member]
Principal amount							$ 2,625,000
Consideration amount	$ 3,000,000		1,000,000				2,480,000
Original issue discount	150,000		50,000				125,000
Transaction cost					$ 20,000
Convertible Debt [Member] | Streeterville Capital L L C [Member]
Principal amount	3,150,000		1,050,000
Purchase 1 [Member]
Convertible debt				543			$ 2,562,000
Unrealized gain on change in fair value of convertible debt		$ 63,000		18,000
Purchase 2 [Member]
Convertible debt			1,045,000	1,028,000
Unrealized gain on change in fair value of convertible debt	164,000		$ 5,000	23,000
Purchase 3 [Member]
Convertible debt	$ 2,986,000			2,942,000
Unrealized gain on change in fair value of convertible debt				$ 208,000